Right to Terminate	12 Months Ended
Dec. 31, 2025
EDCP
EBP, Description of Plan [Line Items]
Right to Terminate	Right to Terminate
The Company may terminate the Plan at any time and for any reason. Following termination of the Plan, no additional deferrals may be made, but all existing participant accounts will continue to be administered in accordance with the Plan, unless the Company elects to accelerate distribution of all Plan accounts in accordance with Section 409A of the Internal Revenue Code.